FINANCIAL INSTRUMENTS AND RISK MANAGEMENT-Liquidity risk (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Maturity analysis for managing liquidity risk
Financial liabilities	R$ 183,432	R$ 12,442
Measured at Amortized Cost
Maturity analysis for managing liquidity risk
Financial liabilities	79,825,663	79,545,263
Measured at Amortized Cost | Suppliers
Maturity analysis for managing liquidity risk
Financial liabilities	18,239,097	19,442,121
Measured at Amortized Cost | Loans and financing
Maturity analysis for managing liquidity risk
Financial liabilities	57,515,487	55,280,386
Measured at Amortized Cost | Debentures
Maturity analysis for managing liquidity risk
Financial liabilities	470,779	201,375
Measured at Amortized Cost | Reimbursement obligations
Maturity analysis for managing liquidity risk
Financial liabilities	2,455,176	3,384,398
Measured at Amortized Cost | Commercial leasing
Maturity analysis for managing liquidity risk
Financial liabilities	1,077,820	1,169,504
Measured at Amortized Cost | Concessions payable UBP
Maturity analysis for managing liquidity risk
Financial liabilities	67,304	67,479
Measured at Fair Value through profit/loss
Maturity analysis for managing liquidity risk
Financial liabilities	42,060	50,631
Measured at Fair Value through profit/loss | Derivative instruments
Maturity analysis for managing liquidity risk
Financial liabilities	42,060	50,631
Less than one year | Measured at Amortized Cost
Maturity analysis for managing liquidity risk
Financial liabilities	19,495,221	20,420,991
Less than one year | Measured at Amortized Cost | Suppliers
Maturity analysis for managing liquidity risk
Financial liabilities	10,443,752	9,659,301
Less than one year | Measured at Amortized Cost | Loans and financing
Maturity analysis for managing liquidity risk
Financial liabilities	7,325,949	9,440,941
Less than one year | Measured at Amortized Cost | Debentures
Maturity analysis for managing liquidity risk
Financial liabilities	183,432	12,442
Less than one year | Measured at Amortized Cost | Reimbursement obligations
Maturity analysis for managing liquidity risk
Financial liabilities	1,392,542	1,167,503
Less than one year | Measured at Amortized Cost | Commercial leasing
Maturity analysis for managing liquidity risk
Financial liabilities	145,324	136,662
Less than one year | Measured at Amortized Cost | Concessions payable UBP
Maturity analysis for managing liquidity risk
Financial liabilities	4,222	4,142
Less than one year | Measured at Fair Value through profit/loss
Maturity analysis for managing liquidity risk
Financial liabilities	2,466	6,946
Less than one year | Measured at Fair Value through profit/loss | Derivative instruments
Maturity analysis for managing liquidity risk
Financial liabilities	2,466	6,946
1 to 2 years | Measured at Amortized Cost
Maturity analysis for managing liquidity risk
Financial liabilities	16,855,769	19,541,472
1 to 2 years | Measured at Amortized Cost | Suppliers
Maturity analysis for managing liquidity risk
Financial liabilities	2,681,872	3,518,140
1 to 2 years | Measured at Amortized Cost | Loans and financing
Maturity analysis for managing liquidity risk
Financial liabilities	12,521,043	15,718,925
1 to 2 years | Measured at Amortized Cost | Debentures
Maturity analysis for managing liquidity risk
Financial liabilities	287,347	10,300
1 to 2 years | Measured at Amortized Cost | Reimbursement obligations
Maturity analysis for managing liquidity risk
Financial liabilities	1,062,634	152,339
1 to 2 years | Measured at Amortized Cost | Commercial leasing
Maturity analysis for managing liquidity risk
Financial liabilities	290,648	139,524
1 to 2 years | Measured at Amortized Cost | Concessions payable UBP
Maturity analysis for managing liquidity risk
Financial liabilities	5,338	2,244
1 to 2 years | Measured at Fair Value through profit/loss
Maturity analysis for managing liquidity risk
Financial liabilities	39,594	43,685
1 to 2 years | Measured at Fair Value through profit/loss | Derivative instruments
Maturity analysis for managing liquidity risk
Financial liabilities	39,594	43,685
2 to 5 years | Measured at Amortized Cost
Maturity analysis for managing liquidity risk
Financial liabilities	20,617,858	25,956,948
2 to 5 years | Measured at Amortized Cost | Suppliers
Maturity analysis for managing liquidity risk
Financial liabilities	2,504,559	3,487,328
2 to 5 years | Measured at Amortized Cost | Loans and financing
Maturity analysis for managing liquidity risk
Financial liabilities	17,811,981	21,822,739
2 to 5 years | Measured at Amortized Cost | Debentures
Maturity analysis for managing liquidity risk
Financial liabilities		41,200
2 to 5 years | Measured at Amortized Cost | Reimbursement obligations
Maturity analysis for managing liquidity risk
Financial liabilities		146,051
2 to 5 years | Measured at Amortized Cost | Commercial leasing
Maturity analysis for managing liquidity risk
Financial liabilities	290,648	418,571
2 to 5 years | Measured at Amortized Cost | Concessions payable UBP
Maturity analysis for managing liquidity risk
Financial liabilities	10,670	41,060
More than five years | Measured at Amortized Cost
Maturity analysis for managing liquidity risk
Financial liabilities	22,863,703	13,625,853
More than five years | Measured at Amortized Cost | Suppliers
Maturity analysis for managing liquidity risk
Financial liabilities	2,608,914	2,777,352
More than five years | Measured at Amortized Cost | Loans and financing
Maturity analysis for managing liquidity risk
Financial liabilities	19,856,515	8,297,782
More than five years | Measured at Amortized Cost | Debentures
Maturity analysis for managing liquidity risk
Financial liabilities		137,433
More than five years | Measured at Amortized Cost | Reimbursement obligations
Maturity analysis for managing liquidity risk
Financial liabilities		1,918,505
More than five years | Measured at Amortized Cost | Commercial leasing
Maturity analysis for managing liquidity risk
Financial liabilities	351,200	474,748
More than five years | Measured at Amortized Cost | Concessions payable UBP
Maturity analysis for managing liquidity risk
Financial liabilities	R$ 47,074	R$ 20,033